Income Tax (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Income tax rate	16.50%
Withholding tax	10.00%
High and New Technology Enterprise [Member]
Income Tax [Line Items]
Income tax rate	25.00%
Preferential tax rate	15.00%
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate		16.50%	16.50%	16.50%
United States [Member]
Income Tax [Line Items]
Income tax rate	21.61%	21.36%
Chinese Mainland [Member]
Income Tax [Line Items]
Income tax rate	25.00%
Suzhou Yasheng [Member]
Income Tax [Line Items]
Preferential tax rate	15.00%